STOCKHOLDERS' EQUITY (Details - Warrant activity) - $ / shares	Sep. 30, 2022	Jan. 20, 2022	Sep. 14, 2021
Equity [Abstract]
Warrants outstanding, beginning balance		4,247,170	229,628
Weighted Average Exercise Price, Warrants outstanding, beginning balance		$ 4.40	$ 7.34
Warrants outstanding, ending balance	4,396,162
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 4.26